LONG-TERM INVESTMENTS, NET - Long-term held to maturity investments (Details) ¥ in Thousands	Dec. 31, 2021 CNY (¥)
LONG-TERM INVESTMENTS, NET
Cost or Amortized cost	¥ 135,071
Gross unrecognized holding gains	0
Gross unrecognized holding losses	(951)
Fair value	¥ 134,120